Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Before Income Taxes
Domestic			$ 625,000,000	$ 626,000,000	$ (191,000,000)
Foreign			5,100,000,000	3,042,000,000	5,027,000,000
Total earnings before income taxes			5,725,000,000	3,668,000,000	4,836,000,000
Current
Domestic			94,000,000	177,000,000	987,000,000
Foreign			252,000,000	390,000,000	408,000,000
Total current taxes			346,000,000	567,000,000	1,395,000,000
Deferred
Domestic			89,000,000	(198,000,000)	(624,000,000)
Foreign			15,000,000	(134,000,000)	(113,000,000)
Total deferred taxes			104,000,000	(332,000,000)	(737,000,000)
Total income taxes	271,000,000	123,000,000	450,000,000	235,000,000	658,000,000
Effective Tax Rate Reconciliation
Statutory tax rate (as a percent)	35.00%	35.00%	35.00%	35.00%	35.00%
Benefit of lower tax rates and tax exemptions, primarily in Puerto Rico (as a percent)			(23.50%)	(25.40%)	(22.50%)
Resolution of certain tax positions pertaining to prior years (as a percent)			(3.40%)	(11.20%)
Effect of non-deductable litigation loss accrual (as a percent)			0.60%	12.90%
Puerto Rico excise tax credit (as a percent)			(1.20%)	(3.20%)
State taxes, net of federal benefit (as a percent)			0.10%	0.30%	0.20%
All other, net (as a percent)			0.30%	(2.00%)	0.90%
Effective tax rate (as a percent)	21.90%	12.20%	7.90%	6.40%	13.60%
Tax benefits recognized as a result of favorable resolution of various tax positions			195,000,000	410,000,000
Puerto Rico excise tax credit			180,000,000	105,000,000
Undistributed foreign earnings, indefinitely reinvested for continued use in foreign operations			19,400,000,000
Deferred tax assets
Compensation and employee benefits			295,000,000	290,000,000
Trade receivable reserves			412,000,000	371,000,000
Inventory reserves			42,000,000	49,000,000
Deferred intercompany profit			777,000,000	592,000,000
State income taxes			106,000,000	125,000,000
Other			1,039,000,000	1,196,000,000
Total deferred tax assets			2,671,000,000	2,623,000,000
Deferred tax liabilities
Depreciation			0	(20,000,000)
Other, primarily the excess of book basis over tax basis of intangible assets			(857,000,000)	(983,000,000)
Total deferred tax liabilities			(857,000,000)	(1,003,000,000)
Net deferred tax asset			1,814,000,000	1,620,000,000
Unrecognized Tax Benefits
Balance at the beginning of the period	1,140,000,000	1,039,000,000	1,039,000,000	1,645,000,000	1,319,000,000
Increase due to current year tax positions			370,000,000	294,000,000	346,000,000
Increase due to prior year tax positions			1,000,000	149,000,000	110,000,000
Decrease due to current year tax positions			0	(15,000,000)
Decrease due to prior year tax positions			(220,000,000)	(604,000,000)	(48,000,000)
Settlements			(50,000,000)	(430,000,000)	(82,000,000)
Balance at the end of the period			$ 1,140,000,000	$ 1,039,000,000	$ 1,645,000,000